LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Obligation Recognized for Defined Benefit Plans) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
At January 1	₪ 40	₪ 39
Current service cost	11	11
Past service cost		4
Interest expense (income)	2	1
Employer contributions	(8)	(9)
Benefits paid	(4)	(8)
Remeasurements:
Experience loss	2	2
Loss (gain) from change in financial assumptions		1
Return on plan assets	(3)	(1)
At December 31	40	40
Present value of obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
At January 1	139	142
Current service cost	11	11
Past service cost		4
Interest expense (income)	3	4
Benefits paid	(11)	(25)
Remeasurements:
Experience loss	2	2
Loss (gain) from change in financial assumptions		1
At December 31	144	139
Fair value of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
At January 1	(99)	(103)
Interest expense (income)	(1)	(3)
Employer contributions	(8)	(9)
Benefits paid	7	17
Remeasurements:
Return on plan assets	(3)	(1)
At December 31	₪ (104)	₪ (99)